Shareholder Report, Line Graph (Details) - USD ($)	8 Months Ended
	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 13, 2023
C000246461
Account Value [Line Items]
Line Graph and Table Measure Name	GMO U.S. Quality ETF at NAV
GMO Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 12,497	$ 12,064	$ 11,493	$ 11,983	$ 11,610	$ 11,021	$ 10,839	$ 10,368	$ 10,000